Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options	2,710
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 36.61	$ 36.33	$ 34.40	$ 32.47
Number of Exercisable Options	2,508
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Exercisable Options, Weighted-Average Exercise Price	$ 37.03	$ 37.03	$ 35.54
$10.00 - $19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 10.00
Range of Exercise Prices, upper limit	$ 19.99
Number of Outstanding Options	193
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.84
Number of Exercisable Options	193
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 11.84
$20.00 - $24.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 20.00
Range of Exercise Prices, upper limit	$ 24.99
Number of Outstanding Options	295
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 24.42
Number of Exercisable Options	295
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 24.42
$25.00 - $29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 25.00
Range of Exercise Prices, upper limit	$ 29.99
Number of Outstanding Options	367
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 27.69
Number of Exercisable Options	228
Exercisable Options, Weighted-Average Remaining Life (Years)	7 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 27.69
$30.00 - $34.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 30.00
Range of Exercise Prices, upper limit	$ 34.99
Number of Outstanding Options	117
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 34.44
Number of Exercisable Options	69
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 8 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 34.70
$35.00 - $39.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 35.00
Range of Exercise Prices, upper limit	$ 39.99
Number of Outstanding Options	391
Outstanding Options, Weighted-Average Remaining Life (Years)	1 year 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 39.01
Number of Exercisable Options	391
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 3 months 18 days
Exercisable Options, Weighted-Average Exercise Price	$ 39.01
$40.00 - $44.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 40.00
Range of Exercise Prices, upper limit	$ 44.99
Number of Outstanding Options	764
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 40.41
Number of Exercisable Options	764
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 40.41
$45.00 - $49.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 45.00
Range of Exercise Prices, upper limit	$ 49.99
Number of Outstanding Options	139
Outstanding Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 46.80
Number of Exercisable Options	139
Exercisable Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 46.80
$50.00 - $54.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 50.00
Range of Exercise Prices, upper limit	$ 54.99
Number of Outstanding Options	429
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 51.40
Number of Exercisable Options	429
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 51.40
$55.00 - $59.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 55.00
Range of Exercise Prices, upper limit	$ 59.99
Number of Outstanding Options	15
Outstanding Options, Weighted-Average Remaining Life (Years)	9 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 56.76
Exercisable Options, Weighted-Average Remaining Life (Years)	0 years